ACQUISITION OF WILSON-DAVIS - Allocation of the purchase price (Details)		6 Months Ended
	Feb. 07, 2024 USD ($) item	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)
ACQUISITION OF WILSON-DAVIS
Number of amendments to the Broker-Dealer Acquisition Agreement | item	2
Cash paid to Wilson-Davis shareholders		$ 8,092,568
Allocated to:
Excess of purchase price over net liabilities assumed before allocation to identifiable intangible assets and goodwill		$ 22,019,881	$ 20,503,940	$ 20,859,735
WILSON-DAVIS
ACQUISITION OF WILSON-DAVIS
Cash paid to Wilson-Davis shareholders	$ 8,092,569
Value of shares transferred from sponsor	6,000,000
Total consideration paid	27,063,766
Allocated to:
Cash	11,333,271
Cash segregated	22,000,605
Receivables	4,065,148
Trading Securities, market value	6,875
Prepaid Income Tax	201,125
Accounts payable, accrued expenses and other current liabilities	(28,045,034)
Current portion of lease liability	(161,212)
Property and equipment	23,645
Cash deposit BDs and Clearing Organizations	3,536,664
Operating Lease Right-to-Use Lease Assets	395,063
Other Assets	385,058
Stock loan	(1,431,068)
Long-term Lease liability	(239,629)
Subordinated Borrowing	(1,950,000)
Deferred tax liability	(3,724,270)
Trading Account deposit	(100,000)
Net assets acquired	6,296,241
Excess of purchase price over net liabilities assumed before allocation to identifiable intangible assets and goodwill	20,767,525
WILSON-DAVIS | Short term
ACQUISITION OF WILSON-DAVIS
Short-term and long-term notes	5,000,000
WILSON-DAVIS | Long term
ACQUISITION OF WILSON-DAVIS
Short-term and long-term notes	$ 7,971,197